DEBT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Mar. 03, 2026
Debt Instrument [Line Items]
Volatility rate			140.30%
Risk-free rate of interest			4.73%
Convertible debt outstanding	$ 208,200	$ 208,150
Amortization of debt discount	17,333	0
Change in fair value of derivative liability	$ 57,235	$ 51,723
March 2026 Note Payable [Member]
Debt Instrument [Line Items]
Notes payable				$ 65,550
Debt interest rate				15.00%
Convertible Notes [Member]
Debt Instrument [Line Items]
Volatility rate			106.90%
Risk-free rate of interest			5.48%